American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2023

Equity Income - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 83.1%
Aerospace and Defense — 2.3%
RTX Corp.	2,284,687	192,233,564
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	647,766	101,848,248
Banks — 3.8%
Capitol Federal Financial, Inc.	6,451,115	41,609,692
Commerce Bancshares, Inc.	655,620	35,016,664
JPMorgan Chase & Co.	781,437	132,922,434
PNC Financial Services Group, Inc.	330,988	51,253,492
Truist Financial Corp.	720,761	26,610,496
U.S. Bancorp	800,936	34,664,510
		322,077,288
Beverages — 2.0%
PepsiCo, Inc.	1,019,306	173,118,931
Building Products — 0.4%
Assa Abloy AB, Class B	1,048,873	30,227,649
Capital Markets — 4.6%
AllianceBernstein Holding LP	1,597,889	49,582,496
Bank of New York Mellon Corp.	978,818	50,947,477
BlackRock, Inc.	95,747	77,727,415
Charles Schwab Corp.	1,113,808	76,629,990
Northern Trust Corp.	503,933	42,521,866
T. Rowe Price Group, Inc.	905,112	97,471,511
		394,880,755
Chemicals — 2.3%
Akzo Nobel NV	720,257	59,642,156
Linde PLC	332,508	136,564,360
		196,206,516
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	521,603	86,017,551
Communications Equipment — 1.3%
Cisco Systems, Inc.	2,254,787	113,911,839
Construction Materials — 0.3%
CRH PLC	330,416	22,851,571
Consumer Staples Distribution & Retail — 2.1%
Koninklijke Ahold Delhaize NV	2,201,178	63,331,074
Walmart, Inc.	757,167	119,367,377
		182,698,451
Containers and Packaging — 1.7%
Amcor PLC	5,010,279	48,299,089
Packaging Corp. of America	599,492	97,663,242
		145,962,331
Diversified Telecommunication Services — 2.2%
BCE, Inc.	945,735	37,235,572
Verizon Communications, Inc.	3,901,139	147,072,941
		184,308,513
Electric Utilities — 2.1%
Duke Energy Corp.	1,105,071	107,236,090
Eversource Energy	1,200,423	74,090,107
		181,326,197

Electrical Equipment — 0.5%
Legrand SA	404,172	42,088,944
Electronic Equipment, Instruments and Components — 2.3%
Corning, Inc.	3,749,079	114,159,456
TE Connectivity Ltd.	556,616	78,204,548
		192,364,004
Energy Equipment and Services — 0.4%
Baker Hughes Co.	1,063,728	36,358,223
Food Products — 4.1%
Hershey Co.	497,722	92,795,290
Mondelez International, Inc., Class A	2,676,668	193,871,063
Nestle SA	558,889	64,786,334
		351,452,687
Gas Utilities — 4.9%
Atmos Energy Corp.	1,220,246	141,426,511
ONE Gas, Inc.	2,085,800	132,907,176
Spire, Inc.	2,240,903	139,697,893
		414,031,580
Ground Transportation — 2.2%
Norfolk Southern Corp.	800,668	189,261,902
Health Care Equipment and Supplies — 7.2%
Becton Dickinson & Co.	754,960	184,081,897
Medtronic PLC	4,776,859	393,517,644
Zimmer Biomet Holdings, Inc.	327,560	39,864,052
		617,463,593
Health Care Providers and Services — 1.9%
Quest Diagnostics, Inc.	738,150	101,776,122
UnitedHealth Group, Inc.	114,319	60,185,524
		161,961,646
Household Products — 5.1%
Colgate-Palmolive Co.	2,527,511	201,467,902
Kimberly-Clark Corp.	1,386,542	168,478,718
Procter & Gamble Co.	462,827	67,822,669
		437,769,289
Insurance — 4.7%
Aflac, Inc.	661,849	54,602,543
Allstate Corp.	735,798	102,997,004
Chubb Ltd.	268,153	60,602,578
Marsh & McLennan Cos., Inc.	681,053	129,039,112
Reinsurance Group of America, Inc.	356,954	57,748,018
		404,989,255
Media — 0.6%
Omnicom Group, Inc.	549,814	47,564,409
Oil, Gas and Consumable Fuels — 6.0%
Chevron Corp.	564,371	84,181,578
Enterprise Products Partners LP	6,486,679	170,923,992
Exxon Mobil Corp.	1,841,426	184,105,772
TotalEnergies SE	1,046,145	71,136,789
		510,348,131
Personal Care Products — 3.1%
Kenvue, Inc.	4,945,973	106,486,799
Unilever PLC	3,261,286	158,066,133
		264,552,932
Pharmaceuticals — 7.5%
Johnson & Johnson	2,679,186	419,935,614

Roche Holding AG	594,967	172,953,044
Sanofi SA, ADR	1,032,383	51,340,407
		644,229,065
Professional Services — 2.0%
Automatic Data Processing, Inc.	719,651	167,657,093
Semiconductors and Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	498,902	85,042,835
Specialized REITs — 1.8%
American Tower Corp.	363,333	78,436,328
Public Storage	244,665	74,622,825
		153,059,153
Trading Companies and Distributors — 0.5%
Bunzl PLC	978,392	39,757,467
TOTAL COMMON STOCKS (Cost $5,639,852,866)		7,087,621,612
PREFERRED STOCKS — 8.4%
Banks — 5.1%
Bank of America Corp., 6.30%(1)	84,859,000	85,495,612
JPMorgan Chase & Co., 4.60%	72,768,000	70,353,558
JPMorgan Chase & Co., 5.00%	91,160,000	89,554,736
M&T Bank Corp., Series E, VRN, 6.45%	15,239,000	15,166,962
Truist Financial Corp., 4.95%(1)	142,647,000	136,853,792
Truist Financial Corp., 5.10%	39,647,000	36,126,533
		433,551,193
Capital Markets — 3.3%
Bank of New York Mellon Corp., 4.70%	88,469,000	86,436,628
Charles Schwab Corp., 4.00%	66,830,000	58,992,792
Charles Schwab Corp., 5.375%(1)	130,823,000	129,334,195
Goldman Sachs Group, Inc., Series Q, VRN, 5.50%	10,396,000	10,289,697
		285,053,312
TOTAL PREFERRED STOCKS (Cost $737,696,384)		718,604,505
CONVERTIBLE BONDS — 3.6%
Health Care Equipment and Supplies — 0.6%
Envista Holdings Corp., 1.75%, 8/15/28(2)	57,902,000	52,980,330
Hotels, Restaurants and Leisure — 0.9%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	86,201,000	74,675,926
Passenger Airlines — 0.5%
Southwest Airlines Co., 1.25%, 5/1/25(1)	38,890,000	39,444,183
Semiconductors and Semiconductor Equipment — 1.6%
Microchip Technology, Inc., 0.125%, 11/15/24(1)	127,764,000	140,220,990
TOTAL CONVERTIBLE BONDS (Cost $317,930,684)		307,321,429
EQUITY-LINKED NOTES — 3.0%
Automobile Components — 0.2%
JPMorgan Chase Bank N.A., (convertible into Aptiv PLC), 13.42%, 5/21/24(2)	176,641	14,357,380
Building Products — 0.5%
JPMorgan Chase Bank N.A., (convertible into Johnson Controls International PLC), 11.05%, 5/3/24(2)	378,116	19,696,062
Royal Bank of Canada, (convertible into Masco Corp.), 9.60%, 4/24/24(2)	374,191	19,716,124
		39,412,186
Chemicals — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Linde PLC), 5.35%, 1/3/24(2)	50,893	19,435,528
Consumer Staples Distribution & Retail — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 12.44%, 1/3/24(2)	137,097	18,558,821

Financial Services — 0.8%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.06%, 1/24/24(2)	55,416	19,350,436
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.17%, 2/7/24(2)	65,995	23,453,963
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 6.10%, 3/20/24(2)	62,472	22,990,945
		65,795,344
Machinery — 0.2%
JPMorgan Chase Bank N.A., (convertible into Deere & Co.), 11.51%, 5/3/24(2)	50,732	19,412,093
Professional Services — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Automatic Data Processing, Inc.), 5.42%, 1/24/24(2)	81,125	19,454,586
Semiconductors and Semiconductor Equipment — 0.7%
JPMorgan Chase Bank N.A., (convertible into Analog Devices, Inc.), 10.20%, 2/20/24(2)	105,007	19,272,985
Merrill Lynch International & Co. C.V., (convertible into Applied Materials, Inc.), 14.45%, 3/20/24(2)	130,099	18,462,349
UBS AG, (convertible into Teradyne, Inc.), 13.05%, 4/24/24(2)	211,306	19,047,123
		56,782,457
TOTAL EQUITY-LINKED NOTES (Cost $246,356,664)		253,208,395
CONVERTIBLE PREFERRED STOCKS — 0.9%
Banks — 0.3%
Bank of America Corp., 7.25%	19,515	23,557,532
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25(1)	1,359,605	51,984,497
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,751,292)		75,542,029
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,103,414	2,103,414
State Street Navigator Securities Lending Government Money Market Portfolio(3)	83,141,588	83,141,588
		85,245,002
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $5,349,505), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $5,242,690)		5,239,604
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $64,118,275), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $62,898,088)		62,861,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.625% - 2.75%, 5/31/29 - 5/15/31, valued at $5,363,271), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $5,258,095)		5,255,000
		73,355,604
TOTAL SHORT-TERM INVESTMENTS (Cost $158,600,606)		158,600,606
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $7,192,188,496)		8,600,898,576
OTHER ASSETS AND LIABILITIES — (0.8)%		(70,452,729)
TOTAL NET ASSETS — 100.0%		$8,530,445,847

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,124,015	CAD	41,624,635	Goldman Sachs & Co.	3/28/24	$(326,077)
CHF	4,714,636	USD	5,529,644	Morgan Stanley	3/28/24	124,745
CHF	4,363,181	USD	5,240,379	Morgan Stanley	3/28/24	(7,498)
USD	207,614,876	CHF	178,326,645	Morgan Stanley	3/28/24	(6,257,074)
USD	128,060,624	EUR	116,707,867	Bank of America N.A.	3/28/24	(1,218,229)
USD	128,083,382	EUR	116,707,867	JPMorgan Chase Bank N.A.	3/28/24	(1,195,471)
USD	128,083,383	EUR	116,707,867	Morgan Stanley	3/28/24	(1,195,471)
USD	33,017,383	GBP	26,046,752	Goldman Sachs & Co.	3/28/24	(196,667)
USD	958,447	GBP	756,786	Goldman Sachs & Co.	3/28/24	(6,585)
SEK	15,534,186	USD	1,534,159	UBS AG	3/28/24	11,139
USD	26,938,174	SEK	273,624,501	UBS AG	3/28/24	(281,240)
						$(10,548,428)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $84,183,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $306,188,725, which represented 3.6% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $85,860,709, which includes securities collateral of $2,719,121.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Building Products	—	$30,227,649	—
Chemicals	$136,564,360	59,642,156	—
Consumer Staples Distribution & Retail	119,367,377	63,331,074	—
Diversified Telecommunication Services	147,072,941	37,235,572	—
Electrical Equipment	—	42,088,944	—
Food Products	286,666,353	64,786,334	—
Oil, Gas and Consumable Fuels	439,211,342	71,136,789	—
Personal Care Products	106,486,799	158,066,133	—
Pharmaceuticals	471,276,021	172,953,044	—
Trading Companies and Distributors	—	39,757,467	—
Other Industries	4,641,751,257	—	—
Preferred Stocks	—	718,604,505	—
Convertible Bonds	—	307,321,429	—
Equity-Linked Notes	—	253,208,395	—
Convertible Preferred Stocks	—	75,542,029	—
Short-Term Investments	85,245,002	73,355,604	—
	$6,433,641,452	$2,167,257,124	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$135,884	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,684,312	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.(1)	$53,006	—	$16,913	$5,517	(1)	(1)	$(7,859)	$2,000
Spire, Inc.(1)	194,479	—	41,491	(13,290)	(1)	(1)	(8,162)	5,598
	$247,485	—	$58,404	$(7,773)	—	—	$(16,021)	$7,598
(1)Company was not an affiliate at December 31, 2023.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.